Preferred Shares and Shareholders' Deficit - Schedule of Composition of Share Capital (Details) (10-K) (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Mar. 20, 2020	Dec. 31, 2019
Ordinary shares, par value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred shares, par value	$ 0.0001	0.0001		0.0001
Preferred A Shares [Member]
Ordinary shares, par value		0.0001		0.0001
Preferred shares, par value		0.0001		0.0001
Preferred A-1 Shares [Member]
Ordinary shares, par value		0.0001		0.0001
Preferred shares, par value		0.0001	$ 0.0001	0.0001
Preferred B Shares [Member]
Ordinary shares, par value		0.0001		0.0001
Preferred shares, par value		0.0001	0.0001	0.0001
Preferred B-1 Shares [Member]
Ordinary shares, par value		0.0001		0.0001
Preferred shares, par value		$ 0.0001	$ 0.0001	$ 0.0001